Additional Information - Condensed Financial Statements of The Parent Company - Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses [Abstract]
Sales and marketing expenses	$ (27,220)	$ (33,958)	$ (53,769)
General and administrative expenses	(32,772)	(34,976)	(38,671)
Total operating expenses	(140,336)	(146,600)	(206,942)
Other operating income	1,578	1,729	3,697
Exchange loss	168	(151)	(5,021)
Interest income	16,941	18,836	9,636
Investment loss	(3,328)	(18,526)	(8,813)
Other income	793	1,649
Loss before income taxes	(38,990)	(86,766)	(119,961)
Income taxes	(258)	(422)	(663)
Net loss attributable to Agora, Inc.'s ordinary shareholders	(44,957)	(89,252)	(131,523)
Parent Company
Operating Expenses [Abstract]
Sales and marketing expenses	0	(178)	(17)
General and administrative expenses	(901)	(477)	(2,742)
Total operating expenses	(901)	(655)	(2,759)
Other operating income			(150)
Losses from subsidiaries and VIEs	(46,558)	(88,197)	(114,872)
Exchange loss	(291)	(1,184)	(4,372)
Interest income	8,366	8,125	2,344
Investment loss	(4,136)	(6,950)	(571)
Other income	793	1,649
Loss before income taxes	(42,727)	(87,212)	(120,380)
Income taxes	0	(7)
Net loss attributable to Agora, Inc.'s ordinary shareholders	$ (42,727)	$ (87,219)	$ (120,380)